Residential Whole Loans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)
Receivables [Abstract]
Total residential whole loans	$ 7,900,000	$ 5,300,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of whole loans sold | loan	0
Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, sale		24,100
Loss on sale of financing receivable		800
Financing receivable, nonaccrual	$ 588,100	730,900
Non-QM Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, sale		1,800,000
Loss on sale of financing receivable		273,000
Purchased Performing Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual	240,200	373,300
Purchased Credit Deteriorated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual	108,900	151,400
Interest Income On Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual	21,200	15,500
Without Associated Credit Losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual	$ 107,400	$ 130,700